International Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 371,758	$ 333,469	$ 393,780
Total revenue	15,543	15,237	15,194
Income before income taxes	4,610	4,725	4,235
Net income	4,114	3,548	3,222
Assets	371,758	333,469
EMEA
Segment Reporting Information [Line Items]
Total assets	88,490	73,303	76,679
Total revenue	3,982	3,744	3,932
Income before income taxes	1,497	1,263	1,436
Net income	1,186	1,013	1,163
APAC
Segment Reporting Information [Line Items]
Total assets	20,676	18,074	17,829
Total revenue	997	922	904
Income before income taxes	538	485	451
Net income	426	389	365
Other
Segment Reporting Information [Line Items]
Total assets	1,737	1,350	1,176
Total revenue	610	549	577
Income before income taxes	296	286	269
Net income	234	229	218
Total International
Segment Reporting Information [Line Items]
Total assets	110,903	92,727	95,684
Total revenue	5,589	5,215	5,413
Income before income taxes	2,331	2,034	2,156
Net income	1,846	1,631	1,746
Domestic
Segment Reporting Information [Line Items]
Total assets	260,855	240,742	298,096
Total revenue	9,954	10,022	9,781
Income before income taxes	2,279	2,691	2,079
Net income	2,268	1,917	1,476
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	2,400	2,200	2,300
Assets	$ 32,900	$ 29,600	$ 33,200
Percentage of revenue (percent)	15.00%	14.00%	15.00%
Percentage of asset (percent)	9.00%	9.00%	8.00%